LEASE - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Oct. 01, 2023	Sep. 30, 2023
LEASE
Operating lease right-of-use assets	$ 1,153,272	$ 13,122	$ 88,072	$ 54,356
Operating lease liabilities, current	1,272	13,122		41,650
Operating lease liabilities, non-current		0		12,706
Total operating lease liabilities	$ 1,272	$ 13,122	$ 88,072	$ 54,356
Weighted average remaining lease term	5 months	4 months 21 days		15 months
Weighted average discount rate	4.30%	4.30%		4.30%